Victory Sustainable World Fund Investment Strategy - Victory Sustainable World Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund’s principal investment strategy is to invest its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. Under normal circumstances, the Fund expects to invest at least 40% of its assets in foreign securities (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets in foreign securities). The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.The Fund normally invests its assets in investments that are tied economically to a number of countries throughout the world. A significant portion of the Fund's assets are in the securities of issuers organized or located outside the United States, whose primary listing exchange for securities is located outside the United States, or whose largest amount of revenues or profits are derived from countries outside the United States. Under normal market conditions, the Fund’s investments will be diversified in at least three countries, one of which is the United States, and may include developed and emerging market countries. The Fund may invest a significant percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.The Fund’s portfolio managers use a combination of quantitative analysis as well as an active bottom-up investment approach to buying and selling investments. A quantitative process is used to systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered. Investments are also selected based on fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. While these terms are often used interchangeably in the investment industry, for purposes of the Fund, the portfolio managers primarily focus on integrating sustainable investing, responsible investing, or environmental, social, and governance (“ESG”) analysis (collectively referred to as “sustainable investing”), which generally is understood to entail incorporating financially material ESG considerations into the investment process in order to seek better risk-adjusted returns. Such considerations can include, for example, environmental implications, such as a company’s commitment to reducing carbon emissions, adoption of corporate cultural policies that promote employee inclusion and diversity, fair labor practices, measures to protect privacy and data security, and responsible supply chain management. The portfolio managers evaluate these non-financial factors alongside more traditional financial, macroeconomic, and other qualitative indicators in an effort to enhance performance, manage investment risks, and identify emerging investment risks or investment opportunities. In arriving at an investment decision, an investment team can take into account a variety of information from industry sources, independent research, company disclosures, and discussions with a company’s management regarding the company’s commitment and position, relative to other companies being evaluated, about sustainable investing issues and applies its experienced, qualitative judgment to this information and other available fundamental factors. Third-party ESG ratings can be considered in an investment team’s investment process; however, such ratings are only one factor considered as it relates to a company’s sustainability initiatives and no rating is definitive in making an investment decision. Furthermore, the team may disagree with the analysis provided by third party research. Sustainable investing principles and considerations are not an exclusive factor, but rather an additional inclusive consideration to an investment team's process. The sustainable investing factors considered, the types of information used, and the integration of those factors and information into the investment process varies by investment team.